SCHEDULE OF PROVISION FOR FEDERAL INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
“Expected” income tax benefit			$ 4,826,146	$ 541,321
Decrease in valuation allowance			(4,826,146)	(541,321)
Income tax provision